                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             November 9, 2004
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                89
                                            ---------------------------

Form 13F  Information Table Value Total:           $197,041,489
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    Form 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                        Period Ended: September 30, 2004

         Item 1:               Item 2:   Item 3:     Item 4:       Item 5:
                                         SEDOL/
                              Title of   CUSIP        Fair         SHARES    SH
     Name of Issuer            Class     Number    Market Value  PRN Amount  PRN
--------------------------------------------------------------------------------
3M CO                            COM   88579Y101   $2,734,974     34,200     SH
ALCOA INC                        COM   013817101   $1,605,602     47,800     SH
AMDOCS LTD                       COM     2256908   $2,268,137    103,900     SH
AMERICAN EXPRESS CO              COM   025816109   $3,540,448     68,800     SH
AMERICAN INTERNATIONAL GROUP     COM   026874107   $3,535,480     52,000     SH
ANALOG DEVICES                   COM   032654105     $938,476     24,200     SH
APACHE CORP                      COM   037411105   $1,282,816     25,600     SH
AUTOMATIC DATA PROCESSING        COM   053015103   $2,342,844     56,700     SH
BAKER HUGHES INC                 COM   057224107     $939,980     21,500     SH
BANK OF AMERICA CORP             COM   060505104   $3,466,400     80,000     SH
BIOTECH HOLDRs TRUST             COM   09067D201   $4,436,150     30,700     SH
BURBERRY GROUP PLC               COM     3174300   $2,276,613    337,196     SH
CACHE INC                        COM   127150308   $2,104,500    140,300     SH
CATHAY PACIFIC AIRWAYS           COM     6179755     $383,421    224,000     SH
CENTEX CORP                      COM   152312104   $2,523,000     50,000     SH
CHECK POINT SOFTWARE TECH        COM     2181334     $661,830     39,000     SH
CHICO'S FAS INC                  COM   168615102   $1,614,240     47,200     SH
CISCO SYSTEMS INC                COM   17275R102   $2,117,700    117,000     SH
COACH INC                        COM   189754104   $2,087,064     49,200     SH
COGNOS INC                       COM   19244C109   $2,592,960     73,000     SH
CONOCOPHILLIPS                   COM   20825C104   $1,234,465     14,900     SH
CONSOL ENERGY INC                COM   20854P109   $2,068,977     59,300     SH
CORNING INC                      COM   219350105   $1,613,248    145,600     SH
DELL INC                         COM   24702R101   $3,414,040     95,900     SH
EBAY INC                         COM   278642103   $2,390,440     26,000     SH
ESPRIT HOLDINGS LTD              COM     6321642   $3,335,278    656,900     SH
FAST RETAILING CO LTD            COM     6332439   $2,185,907     32,100     SH
FINANCIAL SELECT SECTOR SPDR     COM   81369Y605       $2,846        100     SH
GENENTECH INC                    COM   368710406   $2,793,986     53,300     SH
GENERAL ELECTRIC CO              COM   369604103   $3,149,804     93,800     SH
GILEAD SCIENCES INC              COM   375558103   $1,928,808     51,600     SH
GILLETTE COMPANY                 COM   375766102   $2,349,962     56,300     SH
GLOBALSANTAFE CORP               COM     2016180     $937,890     30,600     SH
GOLDMAN SACHS GROUP INC          COM   38141G104   $2,955,708     31,700     SH
HALLIBURTON CO                   COM   406216101   $1,802,415     53,500     SH

         Item 1:                                     Item 6:               Item 7:             Item 8:
                                                Investment Discretion                          Voting Authority
                                  PUT/             (b) Shared  (c) Shared                         (b) Shared
     Name of Issuer               CALL  (a) Sole   As Defined    Other     Manager    (a) Sole    As Defined  (c) None
--------------------------------------------------------------------------------------------------------------------
3M CO                                                  x                     1           34,200
ALCOA INC                                              x                     1           47,800
AMDOCS LTD                                             x                     1          103,900
AMERICAN EXPRESS CO                                    x                     1           68,800
AMERICAN INTERNATIONAL GROUP                           x                     1           52,000
ANALOG DEVICES                                         x                     1           24,200
APACHE CORP                                            x                     1           25,600
AUTOMATIC DATA PROCESSING                              x                     1           56,700
BAKER HUGHES INC                                       x                     1           21,500
BANK OF AMERICA CORP                                   x                     1           80,000
BIOTECH HOLDRs TRUST                                   x                     1           30,700
BURBERRY GROUP PLC                                     x                     1          337,196
CACHE INC                                              x                     1          140,300
CATHAY PACIFIC AIRWAYS                                 x                     1          224,000
CENTEX CORP                                            x                     1           50,000
CHECK POINT SOFTWARE TECH                              x                     1           39,000
CHICO'S FAS INC                                        x                     1           47,200
CISCO SYSTEMS INC                                      x                     1          117,000
COACH INC                                              x                     1           49,200
COGNOS INC                                             x                     1           73,000
CONOCOPHILLIPS                                         x                     1           14,900
CONSOL ENERGY INC                                      x                     1           59,300
CORNING INC                                            x                     1          145,600
DELL INC                                               x                     1           95,900
EBAY INC                                               x                     1           26,000
ESPRIT HOLDINGS LTD                                    x                     1          656,900
FAST RETAILING CO LTD                                  x                     1           32,100
FINANCIAL SELECT SECTOR SPDR                           x                     1              100
GENENTECH INC                                          x                     1           53,300
GENERAL ELECTRIC CO                                    x                     1           93,800
GILEAD SCIENCES INC                                    x                     1           51,600
GILLETTE COMPANY                                       x                     1           56,300
GLOBALSANTAFE CORP                                     x                     1           30,600
GOLDMAN SACHS GROUP INC                                x                     1           31,700
HALLIBURTON CO                                         x                     1           53,500

                                    Form 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                        Period Ended: September 30, 2004

         Item 1:               Item 2:   Item 3:     Item 4:       Item 5:
                                         SEDOL/
                              Title of   CUSIP        Fair         SHARES    SH
     Name of Issuer            Class     Number    Market Value  PRN Amount  PRN
--------------------------------------------------------------------------------
HARMAN INTERNATIONAL             COM   413086109   $2,564,450     23,800     SH
HEIDRICK & STRUGGLES INTL        COM   422819102   $1,662,914     57,700     SH
HONEYWELL INTERNATIONAL INC      COM   438516106   $3,144,922     87,700     SH
HUTCHISON WHAMPOA LTD            COM     6448068   $2,641,107    337,690     SH
IMCLONE SYSTEMS                  COM   45245W109   $1,812,755     34,300     SH
INFOSYS TECHNOLOGIES-SP ADR      ADR   456788108   $1,901,760     33,600     SH
JETBLUE AIRWAYS CORP             COM   477143101   $1,710,733     81,775     SH
JOY GLOBAL INC                   COM   481165108   $3,596,148    104,600     SH
JPMORGAN CHASE & CO              COM   46625H100   $3,917,378     98,600     SH
JUNIPER NETWORKS INC             COM   48203R104   $2,159,117     91,488     SH
LAMAR ADVERTISING CO-CL A        COM   512815101   $2,159,559     51,900     SH
LENNAR CORP-CL A                 COM   526057104   $2,537,080     53,300     SH
LEXMARK INTERNATIONAL INC-A      COM   529771107   $2,805,934     33,400     SH
LMS MEDICAL SYSTEMS INC          COM   502089105   $2,470,157    645,000     SH
MARVELL TECHNOLOGY GROUP LTD     COM     2594653   $2,981,433    114,100     SH
MERRILL LYNCH & CO INC           COM   590188108   $3,182,080     64,000     SH
MICROSOFT CORP                   COM   594918104   $3,168,690    114,600     SH
MOTOROLA INC                     COM   620076109   $2,092,640    116,000     SH
NIDEC CORP                       COM     6640682   $3,261,264     32,200     SH
NOKIA CORP-SPON ADR              ADR   654902204   $1,824,760    133,000     SH
NORTEL NETWORKS CORP             COM   656568102   $1,705,100    501,500     SH
NOVELL INC                       COM   670006105   $1,559,201    247,100     SH
PACIFIC BASIN SHIPPING LTD       COM     B01RQM3     $940,257  2,173,000     SH
PALMONE INC                      COM   69713P107   $1,902,500     62,500     SH
PEABODY ENERGY CORP              COM   704549104   $2,534,700     42,600     SH
PEPSICO INC                      COM   713448108   $1,571,395     32,300     SH
PFIZER INC                       COM   717081103   $2,308,770     75,450     SH
PRAXAIR INC                      COM   74005P104   $3,111,472     72,800     SH
PREMCOR INC                      COM   74045Q104   $1,609,300     41,800     SH
QUALCOMM INC                     COM   747525103   $2,518,080     64,500     SH
RESEARCH IN MOTION               COM   760975102   $2,641,364     34,600     SH
RYOHIN KEIKAKU CO LTD            COM     6758455   $2,479,743     57,300     SH
SAMSUNG ELECTRONICS CO LTD       COM     6771720   $2,826,056      7,090     SH
SAP AG-SPONSORED ADR             ADR   803054204   $2,710,920     69,600     SH
SINA CORP                        COM     2579230     $377,252     14,800     SH

         Item 1:                                     Item 6:               Item 7:             Item 8:
                                                Investment Discretion                          Voting Authority
                                  PUT/             (b) Shared  (c) Shared                         (b) Shared
     Name of Issuer               CALL  (a) Sole   As Defined    Other     Manager    (a) Sole    As Defined  (c) None
--------------------------------------------------------------------------------------------------------------------
HARMAN INTERNATIONAL                                   x                     1           23,800
HEIDRICK & STRUGGLES INTL                              x                     1           57,700
HONEYWELL INTERNATIONAL INC                            x                     1           87,700
HUTCHISON WHAMPOA LTD                                  x                     1          337,690
IMCLONE SYSTEMS                                        x                     1           34,300
INFOSYS TECHNOLOGIES-SP ADR                            x                     1           33,600
JETBLUE AIRWAYS CORP                                   x                     1           81,775
JOY GLOBAL INC                                         x                     1          104,600
JPMORGAN CHASE & CO                                    x                     1           98,600
JUNIPER NETWORKS INC                                   x                     1           91,488
LAMAR ADVERTISING CO-CL A                              x                     1           51,900
LENNAR CORP-CL A                                       x                     1           53,300
LEXMARK INTERNATIONAL INC-A                            x                     1           33,400
LMS MEDICAL SYSTEMS INC                                x                     1          645,000
MARVELL TECHNOLOGY GROUP LTD                           x                     1          114,100
MERRILL LYNCH & CO INC                                 x                     1           64,000
MICROSOFT CORP                                         x                     1          114,600
MOTOROLA INC                                           x                     1          116,000
NIDEC CORP                                             x                     1           32,200
NOKIA CORP-SPON ADR                                    x                     1          133,000
NORTEL NETWORKS CORP                                   x                     1          501,500
NOVELL INC                                             x                     1          247,100
PACIFIC BASIN SHIPPING LTD                             x                     1        2,173,000
PALMONE INC                                            x                     1           62,500
PEABODY ENERGY CORP                                    x                     1           42,600
PEPSICO INC                                            x                     1           32,300
PFIZER INC                                             x                     1           75,450
PRAXAIR INC                                            x                     1           72,800
PREMCOR INC                                            x                     1           41,800
QUALCOMM INC                                           x                     1           64,500
RESEARCH IN MOTION                                     x                     1           34,600
RYOHIN KEIKAKU CO LTD                                  x                     1           57,300
SAMSUNG ELECTRONICS CO LTD                             x                     1            7,090
SAP AG-SPONSORED ADR                                   x                     1           69,600
SINA CORP                                              x                     1           14,800

                                    Form 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                        Period Ended: September 30, 2004

         Item 1:               Item 2:   Item 3:     Item 4:       Item 5:
                                         SEDOL/
                              Title of   CUSIP        Fair         SHARES    SH
     Name of Issuer            Class     Number    Market Value  PRN Amount  PRN
--------------------------------------------------------------------------------
SMITH INTERNATIONAL INC          COM   832110100   $1,682,221     27,700     SH
SMURFIT-STONE CONTAINER CORP     COM   832727101   $3,145,688    162,400     SH
SONUS NETWORKS INC               COM   835916107   $1,701,949    302,300     SH
STATION CASINOS INC              COM   857689103   $2,721,720     55,500     SH
SYMANTEC CORP                    COM   871503108   $1,953,728     35,600     SH
SYNAPTICS INC                    COM   87157D109   $2,884,896    143,100     SH
TEEKAY SHIPPING CORP             COM     2933795   $2,326,860     54,000     SH
TOYOTA MOTOR CORP                COM     6900643   $2,582,099     67,300     SH
TUESDAY MORNING CORP             COM   899035505   $1,357,388     43,900     SH
TYCO INTERNATIONAL LTD           COM   902124106   $2,374,617     77,450     SH
UNITED NATURAL FOODS INC         COM   911163103   $2,667,980    100,300     SH
UNITED TECHNOLOGIES CORP         COM   913017109   $3,156,244     33,800     SH
UTILITIES SELECT SECTOR SPDR     COM   81369Y886       $2,505        100     SH
WEATHERFORD INTL LTD             COM     2962421   $1,765,292     34,600     SH
WHOLE FOODS MARKET INC           COM   966837106     $197,317      2,300     SH
XM SATELLITE RADIO HOLD-CL A     COM   983759101   $2,853,840     92,000     SH
YAHOO! INC                       COM   984332106   $2,777,229     81,900     SH
ZIMMER HOLDINGS INC              COM   98956P102   $2,798,016     35,400     SH

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.
SONUS NETWORKS INC               COM   835916107      $84,500        676

         Item 1:                                     Item 6:               Item 7:             Item 8:
                                                Investment Discretion                          Voting Authority
                                  PUT/             (b) Shared  (c) Shared                         (b) Shared
     Name of Issuer               CALL  (a) Sole   As Defined    Other     Manager    (a) Sole    As Defined  (c) None
--------------------------------------------------------------------------------------------------------------------
SMITH INTERNATIONAL INC                                x                     1           27,700
SMURFIT-STONE CONTAINER CORP                           x                     1          162,400
SONUS NETWORKS INC                                     x                     1          302,300
STATION CASINOS INC                                    x                     1           55,500
SYMANTEC CORP                                          x                     1           35,600
SYNAPTICS INC                                          x                     1          143,100
TEEKAY SHIPPING CORP                                   x                     1           54,000
TOYOTA MOTOR CORP                                      x                     1           67,300
TUESDAY MORNING CORP                                   x                     1           43,900
TYCO INTERNATIONAL LTD                                 x                     1           77,450
UNITED NATURAL FOODS INC                               x                     1          100,300
UNITED TECHNOLOGIES CORP                               x                     1           33,800
UTILITIES SELECT SECTOR SPDR                           x                     1              100
WEATHERFORD INTL LTD                                   x                     1           34,600
WHOLE FOODS MARKET INC                                 x                     1            2,300
XM SATELLITE RADIO HOLD-CL A                           x                     1           92,000
YAHOO! INC                                             x                     1           81,900
ZIMMER HOLDINGS INC                                    x                     1           35,400

THE FOLLOWING OPTIONS LISTED WITH
RESPECT TO MANAGER ABOVE.
SONUS NETWORKS INC                 (c)                 x                     1